Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current	$ 10,288		¥ 8,490
Deferred	(892)		(229)
Total income tax provision | ¥		¥ 9,396	¥ 8,261
US$ [Member]
Current	1,499
Deferred	(130)
Total income tax provision	$ 1,369